NON-FINANCIAL ASSETS AND LIABILITIES (Details 11) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Discount Rate Four Percent [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value	$ 41
Increase decrease through change in discount rate defined benefit obligation at present value	$ 3
Percentage of variation	9.00%
Discount Rate Six Percent [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value	$ 35
Increase decrease through change in discount rate defined benefit obligation at present value	$ (3)
Percentage of variation	(8.00%)
Salaries Increase Zero Percent [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value	$ 37
Increase decrease through change in discount rate defined benefit obligation at present value	$ (1)
Percentage of variation	(4.00%)
Salaries Increase Two Percent [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value	$ 39
Increase decrease through change in discount rate defined benefit obligation at present value	$ 1
Percentage of variation	4.00%